Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of income tax expense benefit

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2023
	RMB	RMB	RMB	USD
Current income tax expenses	47,145	54,335	(100,859)	(14,313)
Deferred income tax benefits	(841,948)	(880,475)	(4,038,047)	(573,041)
Income tax expenses	(794,803)	(826,140)	(4,138,906)	(587,354)

Schedule of effective income tax rate reconciliation

	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2023
China statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rate reduction	(24.76)%	(24.51)%	(37.28)%
Change in valuation allowance	0.44%	(2.01)%	(15.37)%
Additional R&D deduction in China	(1.24)%	0.83%	1.38%
Permanent difference	(0.37)%	(0.06)%	(0.20)%
Tax rate difference outside China(1)	(0.04)%	0.04%	(0.05)%
Effective tax rate	(0.97)%	(0.71)%	(26.52)%

(1)	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, and tax exempt in Cayman Islands.

Schedule of deferred tax assets and liabilities

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	256,868	258,718	36,528
Impairment loss for investment	240,000	240,000	33,885
Net operating loss carry forward	3,409,722	18,180,820	2,566,934
Inventory reserve	26,469	26,469	3,737
Right of use	14,110	152,685	21,558
Less: valuation allowance	(3,054,301)	(15,927,164)	(2,248,742)
Deferred tax assets, net	892,868	2,931,528	413,900
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	(1,999,387)	-	-
Deferred tax liabilities, net	(1,999,387)	-	-
Total deferred tax liabilities, net	(1,106,519)	2,931,528	413,900

Schedule of taxes payable

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
VAT taxes payable	49,655	198,966	28,092
Income taxes payable	473,565	394,809	55,743
Other taxes payable	79,034	31,833	4,494
Totals	602,254	625,608	88,329